Disaggregation of revenues by product type and business segment - based on IFRS 15 (Detail) - EUR (€) € in Millions	3 Months Ended	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2018
Total Consolidated Segments [Domain Member]
Major type of services: [Abstract]
Commissions for administration	€ 147	€ 292
Commissions for assets under management	882	1,778
Commissions for other securities	83	160
Underwriting and advisory fees	503	963
Brokerage fees	546	1,236
Commissions for local payments	361	721
Commissions for foreign commercial business	156	311
Commissions for foreign currency/exchange business	4	7
Commissions for loan processing and guarantees	296	586
Intermediary fees	131	261
Fees for sundry other customer services	292	556
Total fee and commissions income	3,400	6,870
Gross expense	(731)	(1,511)
Net fees and commissions	2,669	5,359
Corporate & Investment Bank [Member]
Major type of services: [Abstract]
Commissions for administration	78	150
Commissions for assets under management	18	32
Commissions for other securities	75	142
Underwriting and advisory fees	504	973
Brokerage fees	305	674
Commissions for local payments	103	209
Commissions for foreign commercial business	120	241
Commissions for foreign currency/exchange business	2	4
Commissions for loan processing and guarantees	213	425
Intermediary fees	1	5
Fees for sundry other customer services	201	380
Total fee and commissions income	1,619	3,235
Private & Commercial Bank [Member]
Major type of services: [Abstract]
Commissions for administration	64	131
Commissions for assets under management	63	130
Commissions for other securities	7	16
Underwriting and advisory fees	6	10
Brokerage fees	215	516
Commissions for local payments	258	512
Commissions for foreign commercial business	36	71
Commissions for foreign currency/exchange business	2	4
Commissions for loan processing and guarantees	82	161
Intermediary fees	127	250
Fees for sundry other customer services	60	119
Total fee and commissions income	920	1,918
Asset Management [Member]
Major type of services: [Abstract]
Commissions for administration	6	12
Commissions for assets under management	801	1,617
Commissions for other securities	1	2
Underwriting and advisory fees	0	0
Brokerage fees	26	45
Commissions for local payments	0	0
Commissions for foreign commercial business	0	0
Commissions for foreign currency/exchange business	0	0
Commissions for loan processing and guarantees	0	0
Intermediary fees	0	0
Fees for sundry other customer services	31	56
Total fee and commissions income	865	1,731
Corporate & Other [Member]
Major type of services: [Abstract]
Commissions for administration	0	(1)
Commissions for assets under management	0	0
Commissions for other securities	0	0
Underwriting and advisory fees	(7)	(21)
Brokerage fees	0	0
Commissions for local payments	0	(1)
Commissions for foreign commercial business	0	0
Commissions for foreign currency/exchange business	0	0
Commissions for loan processing and guarantees	0	1
Intermediary fees	3	7
Fees for sundry other customer services	1	1
Total fee and commissions income	€ (4)	€ (15)